Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Schedule of components of cash and cash equivalents

As at December 31	2024	2023
Bank balances	$25,205	$17,340
Short-term deposits	11,040	39
Total cash and cash equivalents	$36,245	$17,379